EQUITY AND REMUNERATION TO SHAREHOLDERS (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of shares issued	2,201,370,688	1,693,362,068	1,518,752,601
Percentage of changes in share capital	100.00%	100.00%	100.00%
State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	375,048,387	288,498,775	258,750,499
Percentage of changes in share capital	17.00%	17.00%	17.00%
Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	21,910,971	14,495,439	7,462,750
Percentage of changes in share capital	1.00%	1.00%
F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	352,396,700	233,359,090	158,147,949
Percentage of changes in share capital	16.00%	14.00%	10.00%
B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	82,007,784	85,224,631	83,877,607
Percentage of changes in share capital	4.00%	5.00%	6.00%
Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	218,212,381	123,325,741	153,689,970
Percentage of changes in share capital	10.00%	7.00%	10.00%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	204,766,598	189,570,960	268,421,971
Percentage of changes in share capital	9.00%	11.00%	18.00%
Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	947,027,867	758,887,432	588,401,855
Percentage of changes in share capital	43.00%	45.00%	39.00%
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	735,847,624	566,036,634	507,670,289
Percentage of changes in share capital	100.00%	100.00%	100.00%
Common Shares [Member] | State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	375,031,302	288,485,632	258,738,711
Percentage of changes in share capital	51.00%	51.00%	51.00%
Common Shares [Member] | Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	30,021	23,094	20,713
Common Shares [Member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	233,625,046	153,354,328	114,172,677
Percentage of changes in share capital	31.00%	27.00%	22.00%
Common Shares [Member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	82,007,784	63,082,911	56,578,175
Percentage of changes in share capital	11.00%	11.00%	11.00%
Common Shares [Member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	26,546,632	43,689,699	55,717,246
Percentage of changes in share capital	4.00%	8.00%	11.00%
Common Shares [Member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	18,606,839	17,400,970	22,442,767
Percentage of changes in share capital	3.00%	3.00%	5.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,465,523,064	1,127,325,434	1,011,082,312
Percentage of changes in share capital	100.00%	100.00%	100.00%
Preference shares [member] | State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	17,085	13,143	11,788
Preference shares [member] | Other Entities Of Minas Gerais State [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	21,880,950	14,472,345	7,442,037
Percentage of changes in share capital	1.00%	1.00%	1.00%
Preference shares [member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	118,771,654	80,004,762	43,975,272
Percentage of changes in share capital	8.00%	7.00%	4.00%
Preference shares [member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		22,141,720	27,299,432
Percentage of changes in share capital		2.00%	3.00%
Preference shares [member] | Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	218,212,381	123,325,741	153,689,970
Percentage of changes in share capital	15.00%	11.00%	15.00%
Preference shares [member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	178,219,966	145,881,261	212,704,725
Percentage of changes in share capital	12.00%	13.00%	21.00%
Preference shares [member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	928,421,028	741,486,462	565,959,088
Percentage of changes in share capital	64.00%	66.00%	56.00%